Disclosures about oil and natural gas activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves

A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2012 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2010	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260
Purchase of minerals in place	—	57	9
Sales of minerals in place	(2,694)	(6,608)	(3,795)
Extensions and discoveries	7,117	37,256	13,326
Revisions(2)	3,410	(89,036)	(11,429)
Improved recoveries	842	—	842
Production	(5,812)	(19,834)	(9,118)

Balance at December 31, 2012	103,243	257,115	146,095

Proved developed reserves:
January 1, 2010	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

December 31, 2012	63,956	185,826	94,927

Proved undeveloped reserves:
January 1, 2010	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

December 31, 2012	39,287	71,289	51,169

(1)	Includes natural gas liquids.
(2)	The downward revision in our oil and natural gas reserves during 2012 was primarily due to a decrease in SEC pricing for oil from $96.19 as of December 31, 2011 to $94.71 as of December 31, 2012 and a decrease in our natural gas SEC pricing from $4.11 as of December 31, 2011 to $2.76 as of December 31, 2012. SEC pricing was computed using the 12-month unweighted average of the first-day-of-the-month commodity prices as required by SEC rules.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Future cash flows	$9,690,171	$10,737,829	$8,614,519
Future production costs	(3,737,069)	(4,061,713)	(3,448,904)
Future development and abandonment costs	(1,172,786)	(1,202,438)	(1,054,771)
Future income tax provisions	(1,223,036)	(1,653,666)	(1,211,143)

Net future cash flows	3,557,280	3,820,012	2,899,701
Less effect of 10% discount factor	(2,033,599)	(2,222,100)	(1,663,675)

Standardized measure of discounted future net cash flows	$1,523,681	$1,597,912	$1,236,026

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Beginning of year	$1,597,912	$1,236,026	$971,364
Sale of oil and natural gas produced, net of production costs	(346,627)	(374,300)	(275,939)
Net changes in prices and production costs	(206,640)	538,466	512,006
Extensions and discoveries	224,903	224,027	166,330
Improved recoveries	14,204	17,969	69,181
Changes in future development costs	(18,184)	(238,881)	(236,031)
Development costs incurred during the period that reduced future development costs	118,502	166,161	84,327
Revisions of previous quantity estimates	(192,894)	77,588	(66,781)
Purchases and sales of reserves in place, net	(54,070)	(40,662)	63,205
Accretion of discount	214,794	169,679	124,480
Net change in income taxes	166,238	(177,142)	(181,858)
Changes in production rates and other	5,543	(1,019)	5,742

End of year	$1,523,681	$1,597,912	$1,236,026

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	2012	2011	2010
Oil (per Bbl)	$94.71	$96.19	$79.43
Natural gas (per Mcf)	$2.76	$4.11	$4.38